UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 78.34%
Fannie Mae-Aces
2014-M5, 0.777%, 01/25/2017 (a)	$258,762	$258,614
2012-M9, 4.015%, 12/25/2017 (a)(b)	9,108,091	428,646
2013-M11, 1.500%, 01/25/2018	202,850	203,044
2014-M8, 0.674%, 05/25/2018 (a)	2,729,587	2,712,585
2015-M4, 0.633%, 09/25/2018 (a)	465,142	463,604
2015-M10, 0.674%, 03/25/2019 (a)	911,491	908,210
2014-M10, 0.094%, 09/25/2019 (a)(b)	119,740,844	337,346
2012-M8, 2.116%, 12/25/2019 (a)(b)	10,679,805	431,456
2015-M17, 1.377%, 11/25/2022 (a)	997,512	999,363
2016-M2, 1.470%, 01/25/2023	1,000,000	999,970
Fannie Mae Pool
735794, 7.000%, 06/01/2017	1,252	1,262
545825, 6.000%, 07/01/2017	14,198	14,471
670372, 6.000%, 09/01/2017	19,819	20,211
254443, 6.000%, 09/01/2017	13,657	14,008
254473, 5.500%, 10/01/2017	61,331	62,951
AL0217, 5.000%, 11/01/2018	103,497	107,528
555872, 5.000%, 11/01/2018	12,435	12,926
889972, 7.000%, 11/01/2018	432	441
725098, 5.500%, 12/01/2018	80,006	82,929
255176, 4.500%, 04/01/2019	29,497	30,716
774537, 4.500%, 04/01/2019	94,416	98,284
725527, 5.500%, 05/01/2019	19,990	20,658
725792, 4.500%, 08/01/2019	44,495	46,341
725707, 5.000%, 08/01/2019	153,739	160,891
725993, 6.000%, 09/01/2019	28,457	29,138
735990, 4.500%, 11/01/2019	91,812	95,634
357695, 4.500%, 01/01/2020	197,438	205,072
255547, 4.500%, 01/01/2020	156,620	163,683
995182, 5.500%, 06/01/2020	180,710	187,565
745440, 4.500%, 07/01/2020	159,835	166,389
AE0413, 4.000%, 10/01/2020	224,765	234,873
735920, 4.500%, 10/01/2020	648,194	681,769
995158, 4.500%, 12/01/2020	312,260	328,237
745238, 6.000%, 12/01/2020	57,023	59,533
MA0630, 4.000%, 01/01/2021	380,330	397,662
MA0688, 4.000%, 03/01/2021	629,078	657,625
745453, 5.500%, 03/01/2021	113,808	121,865
MA0704, 4.000%, 04/01/2021	332,235	347,293
253802, 6.500%, 05/01/2021	47,548	54,565
AE0125, 5.500%, 08/01/2021	74,118	78,074
890330, 5.000%, 10/01/2021	55,046	57,386
995528, 5.000%, 12/01/2021	240,364	257,014

889143, 4.500%, 05/01/2022	47,658	50,128
995160, 5.000%, 09/01/2022	98,529	102,152
889323, 5.500%, 11/01/2022	114,515	123,355
890156, 5.000%, 05/01/2023	29,386	31,477
995874, 5.500%, 11/01/2023	11,258	12,052
995185, 5.000%, 12/01/2023	150,612	162,464
AS2052, 3.000%, 03/01/2024	390,351	408,372
MA1892, 3.000%, 05/01/2024	347,388	363,393
995865, 4.500%, 07/01/2024	276,600	293,664
255456, 5.500%, 10/01/2024	147,141	165,116
255667, 5.000%, 03/01/2025	175,968	194,844
AD3081, 4.000%, 04/01/2025	138,770	148,088
890216, 4.500%, 07/01/2025	119,166	128,790
735734, 5.500%, 07/01/2025	76,195	85,503
255984, 4.500%, 11/01/2025	21,311	23,147
AE0368, 3.500%, 12/01/2025	319,263	338,047
256045, 5.000%, 12/01/2025	92,610	102,545
AI1986, 4.000%, 05/01/2026	152,964	163,482
256247, 6.000%, 05/01/2026	22,743	25,905
256272, 5.500%, 06/01/2026	723	811
48081, 4.720%, 12/01/2026 (a)	13,171	13,543
888281, 6.000%, 04/01/2027	119,098	135,652
47935, 4.804%, 05/01/2027 (a)	2,337	2,457
256714, 5.500%, 05/01/2027	123,310	138,374
3.000%, 03/15/2028	5,125,000	5,344,613
252284, 6.500%, 01/01/2029	141,260	161,152
323591, 6.500%, 03/01/2029	37,945	43,689
MA0587, 4.000%, 12/01/2030	827,635	891,281
MA0949, 3.500%, 01/01/2032	225,849	239,039
295541, 3.895%, 10/01/2032 (a)	80,101	86,317
676661, 5.500%, 01/01/2033	141,418	160,158
555326, 5.500%, 04/01/2033	305,569	353,506
555531, 5.500%, 06/01/2033	306,079	346,766
555592, 5.500%, 07/01/2033	79,661	90,253
748375, 1.903%, 08/01/2033 (a)	4,771	5,016
733533, 4.500%, 08/01/2033	142,437	155,149
806484, 4.613%, 08/01/2033 (a)	67,412	72,466
725205, 5.000%, 03/01/2034	476,886	531,236
745096, 5.500%, 11/01/2034	143,079	162,064
995801, 5.500%, 12/01/2034	91,779	104,036
735989, 5.500%, 02/01/2035	58,381	66,128
888073, 5.500%, 02/01/2035	60,876	68,923
735670, 5.500%, 03/01/2035	118,774	134,533
735715, 5.500%, 05/01/2035	245,973	278,655
745751, 5.500%, 09/01/2035	71,768	81,321
889929, 5.500%, 08/01/2037	255,650	289,420
4.000%, 03/15/2041	3,500,000	3,735,019
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	28,292	28,624
2002-7, 6.000%, 03/25/2017	2,676	2,688
2002-58, 5.500%, 09/25/2017	10,775	10,947
2002-59B, 5.500%, 09/25/2017	101,417	103,489

2002-55-GC, 5.500%, 09/25/2017	6,795	6,899
2002-55-QE, 5.500%, 09/25/2017	32,465	32,943
2002-57, 5.500%, 09/25/2017	23,560	23,915
2002-61, 5.500%, 10/25/2017	11,672	11,957
2002-74, 5.000%, 11/25/2017	32,290	33,042
2002-62, 5.500%, 11/25/2017	59,813	61,272
2002-72, 5.500%, 11/25/2017	20,404	20,907
2002-83, 5.000%, 12/25/2017	107,143	109,839
2003-21, 5.000%, 03/25/2018	30,232	31,049
2003-57, 3.500%, 06/25/2018	37,026	37,796
2003-57, 5.000%, 06/25/2018	5,493	5,667
2003-74, 3.750%, 08/25/2018	18,981	19,406
2003-81, 4.500%, 09/25/2018	89,109	91,899
2003-91, 4.500%, 09/25/2018	86,044	88,412
2003-108, 4.000%, 11/25/2018	129,539	133,172
2003-128, 4.000%, 01/25/2019	137,797	141,568
2009-37, 4.000%, 04/25/2019	45,032	46,086
2004-19, 4.000%, 04/25/2019	136,266	140,040
1999-15, 6.000%, 04/25/2019	56,046	59,960
2004-27, 4.000%, 05/25/2019	63,317	65,247
2004-36, 4.500%, 05/25/2019	77,123	79,856
2009-70, 5.000%, 08/25/2019	16,476	16,983
2011-9, 5.000%, 04/25/2020	298,185	309,705
1990-73, 0.000%, 07/25/2020 (c)	29,197	28,362
2011-68, 3.500%, 12/25/2020	67,321	69,345
2003-17, 5.500%, 03/25/2023	177,185	193,993
2008-24, 5.000%, 04/25/2023	265,595	275,386
2008-36, 4.500%, 05/25/2023	155,890	165,208
2003-80, 4.000%, 06/25/2023	2,003	2,028
2003-48, 5.000%, 06/25/2023	119,583	129,117
2008-62, 4.000%, 07/25/2023	106,700	110,175
2011-74, 4.000%, 03/25/2026	155,347	166,444
2001-64, 6.000%, 11/25/2031	239,955	270,611
2003-44, 1.186%, 06/25/2033 (a)	238,466	243,456
2005-27, 5.500%, 05/25/2034	23,185	24,167
2005-23, 5.000%, 04/25/2035	24,974	26,741
2005-62, 4.750%, 07/25/2035	33,326	35,103
2006-70, 0.000%, 06/25/2036 (c)	262,567	247,404
2007-1, 0.686%, 02/25/2037 (a)	74,900	74,416
2007-33, 5.500%, 04/25/2037	9,539	10,761
2010-90, 4.000%, 04/25/2040	219,546	227,294
FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	346,115
K-701, 3.882%, 11/25/2017 (a)	1,353,000	1,406,747
K-706, 1.691%, 06/25/2018	62,575	62,913
K-F01, 0.780%, 04/25/2019 (a)	8,845	8,831
K-714, 0.715%, 10/25/2020 (a)(b)	11,702,585	318,895
Q-001, 1.701%, 04/25/2021	838,541	847,243
K-720, 0.544%, 06/25/2022 (a)(b)	9,743,147	286,875
K-023, 1.299%, 08/25/2022 (a)(b)	4,856,944	328,757
FHLMC-GNMA
G023, 0.886%, 11/25/2023 (a)	199,683	201,828

Freddie Mac Gold Pool
E0-1098, 6.000%, 02/01/2017	24,612	25,023
E0-1138, 6.500%, 03/01/2017	5,564	5,661
G1-1409, 6.000%, 05/01/2017	6,923	7,039
E0-1140, 6.000%, 05/01/2017	42,779	43,636
G1-1418, 6.500%, 07/01/2017	17,412	17,705
G1-1350, 6.000%, 10/01/2017	24,750	25,137
G1-1337, 5.500%, 11/01/2017	104,126	106,684
E0-1251, 5.500%, 11/01/2017	178,351	183,396
G1-1509, 6.000%, 03/01/2018	17,501	17,874
G1-1516, 6.000%, 03/01/2018	8,457	8,607
E0-1343, 5.000%, 04/01/2018	36,819	38,046
G1-1399, 5.500%, 04/01/2018	24,112	24,629
E0-1386, 5.000%, 06/01/2018	10,503	10,853
E0-1488, 5.000%, 10/01/2018	54,526	56,359
E0-1490, 5.000%, 11/01/2018	180,989	190,113
E0-1497, 5.500%, 11/01/2018	16,686	17,429
G1-2471, 4.500%, 12/01/2018	82,286	85,121
G1-2883, 5.000%, 12/01/2018	92,112	95,201
G1-1731, 5.500%, 12/01/2018	97,404	101,586
G1-1551, 5.500%, 02/01/2019	27,308	28,280
G1-1574, 6.000%, 02/01/2019	18,633	19,026
G1-3052, 5.000%, 03/01/2019	65,341	67,530
C9-0256, 6.500%, 03/01/2019	31,637	36,071
B1-5137, 4.000%, 06/01/2019	35,676	37,169
G1-2081, 4.500%, 06/01/2019	15,171	15,717
G1-8009, 5.000%, 09/01/2019	52,499	55,218
G1-1694, 6.500%, 09/01/2019	35,430	36,337
G1-8016, 5.000%, 10/01/2019	225,558	237,243
G1-3330, 6.000%, 10/01/2019	5,001	5,106
G1-8020, 4.500%, 11/01/2019	202,367	210,905
G1-1653, 5.500%, 12/01/2019	220,615	230,643
G1-1650, 5.000%, 02/01/2020	27,901	29,338
G1-2569, 4.000%, 05/01/2020	205,685	214,293
G1-1717, 5.000%, 06/01/2020	63,952	67,768
G1-1722, 5.000%, 07/01/2020	75,403	79,841
G1-1754, 6.000%, 07/01/2020	1,863	1,961
G1-3272, 4.500%, 08/01/2020	98,228	101,673
G1-1838, 6.000%, 08/01/2020	29,785	30,996
G1-3312, 4.500%, 09/01/2020	56,905	58,989
G1-1773, 5.000%, 10/01/2020	43,824	46,442
G1-3318, 5.000%, 10/01/2020	285,685	297,911
G1-2046, 4.000%, 12/01/2020	74,320	77,430
G1-2911, 4.000%, 02/01/2021	32,627	33,993
G1-1938, 4.500%, 03/01/2021	108,300	114,164
G1-2189, 5.500%, 03/01/2021	142,973	153,127
G1-1941, 5.500%, 04/01/2021	10,224	10,996
G1-2121, 5.500%, 04/01/2021	90,649	96,909
G1-4200, 4.000%, 06/01/2021	118,131	123,244
G1-2239, 5.500%, 07/01/2021	34,795	37,793
G1-2322, 5.500%, 07/01/2021	14,927	16,116
C9-0457, 6.500%, 07/01/2021	6,727	7,672

G1-3621, 6.500%, 08/01/2021	56,675	57,870
G1-2381, 5.000%, 09/01/2021	174,170	186,752
G1-2456, 4.000%, 10/01/2021	76,861	80,078
G1-2403, 5.000%, 10/01/2021	103,944	111,449
J1-7228, 3.000%, 11/01/2021	189,881	198,387
G1-2717, 5.500%, 11/01/2021	14,690	15,559
G1-4904, 4.500%, 12/01/2021	168,910	175,087
G1-2942, 4.500%, 01/01/2022	55,406	57,783
G1-2491, 5.000%, 01/01/2022	314,248	336,724
G1-2977, 5.500%, 10/01/2022	62,897	68,230
G3-0234, 6.500%, 11/01/2022	3,888	4,434
G1-2935, 5.000%, 01/01/2023	40,177	43,320
G1-3007, 5.000%, 03/01/2023	108,632	116,797
C9-0689, 4.500%, 07/01/2023	276,399	299,701
G1-3345, 6.500%, 10/01/2023	35,351	37,886
G1-3390, 6.000%, 01/01/2024	107,534	118,040
G1-4160, 6.000%, 01/01/2024	51,518	53,001
G1-3610, 5.500%, 02/01/2024	81,933	89,861
G1-3692, 5.500%, 02/01/2024	50,124	54,378
C9-0830, 4.500%, 05/01/2024	231,404	250,913
G1-5123, 3.000%, 06/01/2024	239,323	250,385
G1-4223, 5.500%, 07/01/2024	74,671	78,424
G1-8323, 4.500%, 09/01/2024	243,267	260,729
G1-8330, 4.500%, 11/01/2024	208,543	224,335
G1-4800, 4.000%, 06/01/2025	416,079	442,849
J1-2635, 4.000%, 07/01/2025	149,089	158,712
G3-0289, 7.000%, 09/01/2025	487,293	534,347
J1-3273, 3.500%, 10/01/2025	232,995	246,429
C9-0931, 5.000%, 11/01/2025	46,846	51,506
C9-0945, 5.000%, 01/01/2026	120,976	133,009
J1-4785, 4.000%, 03/01/2026	248,963	264,998
G1-4159, 4.000%, 06/01/2026	355,436	377,869
G1-5112, 4.500%, 06/01/2026	146,451	151,505
G1-4391, 5.000%, 06/01/2026	99,301	105,945
G3-0293, 5.000%, 07/01/2026	77,007	84,668
G1-5113, 4.500%, 09/01/2026	107,727	112,242
C9-0989, 6.000%, 09/01/2026	104,902	118,701
C9-0994, 6.000%, 10/01/2026	56,645	64,097
G1-4350, 4.000%, 12/01/2026	207,780	221,260
3.000%, 03/15/2027	4,900,000	5,113,521
C9-1075, 6.000%, 08/01/2027	174,209	197,104
G0-1584, 5.000%, 08/01/2033	152,123	170,330
G0-5168, 5.000%, 12/01/2034	33,868	37,858
G0-4913, 5.000%, 03/01/2038	143,140	158,452
H0-9207, 6.500%, 08/01/2038	153,028	171,483
Freddie Mac Non Gold Pool
54-9850, 8.000%, 12/01/2016	4	4
30-4276, 8.000%, 07/01/2018	700	717
Freddie Mac REMICS
2344, 6.000%, 08/15/2016	23,768	24,048
2354, 5.750%, 09/15/2016	15,539	15,656
2381, 5.500%, 11/15/2016	31,773	32,053

3787, 1.750%, 01/15/2017	137,885	137,990
2458, 5.500%, 06/15/2017	2,979	2,993
2503-BH, 5.500%, 09/15/2017	5,949	6,098
3390, 0.627%, 10/15/2017 (a)	78,691	78,754
2513-DB, 5.000%, 10/15/2017	19,943	20,362
2513-JE, 5.000%, 10/15/2017	36,261	37,139
2509, 5.000%, 10/15/2017	6,214	6,347
2510, 5.000%, 10/15/2017	19,446	19,904
2508, 5.000%, 10/15/2017	36,527	37,390
2515, 5.000%, 10/15/2017	62,052	63,348
2564, 5.500%, 10/15/2017	56,196	57,704
2543, 5.000%, 12/15/2017	76,126	78,009
2555, 4.250%, 01/15/2018	49,580	50,712
2564, 5.000%, 02/15/2018	78,084	80,294
2575, 5.000%, 02/15/2018	34,082	34,928
2617, 4.500%, 05/15/2018	161,692	166,348
2631, 4.500%, 06/15/2018	33,930	34,924
2627, 4.500%, 06/15/2018	60,097	61,738
2663, 5.000%, 08/15/2018	133,212	137,402
2686, 3.500%, 10/15/2018	109,368	112,329
2695, 4.000%, 10/15/2018	158,689	162,793
2685, 4.000%, 10/15/2018	194,997	199,710
2696, 4.000%, 10/15/2018	43,062	44,127
2707, 4.500%, 11/15/2018	98,558	101,921
2720, 5.000%, 12/15/2018	68,426	70,947
2786, 4.000%, 04/15/2019	134,389	138,597
2790, 5.000%, 05/15/2019	85,084	87,676
3563, 4.000%, 08/15/2019	181,553	187,061
2895, 4.000%, 11/15/2019	106,634	110,232
3414, 4.000%, 12/15/2019	139,104	143,029
2934, 0.000%, 02/15/2020 (c)	73,938	71,976
2999, 4.500%, 07/15/2020	91,258	94,879
3033, 4.500%, 09/15/2020	72,906	75,748
3291, 4.500%, 03/15/2022	179,859	187,853
3288, 4.500%, 03/15/2022	230,878	239,250
2649, 3.500%, 07/15/2023	45,937	47,510
2676, 5.000%, 09/15/2023	389,858	420,701
3842, 3.500%, 12/15/2023	20,975	21,075
2720, 5.000%, 12/15/2023	149,817	161,971
2783, 5.000%, 04/15/2024	228,442	247,759
2824, 5.000%, 07/15/2024	10,856	11,784
2835, 5.500%, 08/15/2024	127,254	138,835
2877, 5.000%, 10/15/2024	111,856	121,554
2892, 5.000%, 11/15/2024	431,137	467,627
3741, 3.500%, 03/15/2025	66,203	68,241
3784, 4.000%, 01/15/2026	74,252	79,322
3803, 4.000%, 11/15/2028	136,880	140,528
2344, 6.500%, 08/15/2031	37,775	44,416
3136, 0.727%, 04/15/2036 (a)	273,350	275,251
3807, 4.000%, 11/15/2039	279,311	294,704
3867, 3.500%, 04/15/2040	220,237	230,760

Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (c)	490,502	444,070
FRESB Mortgage Trust
2015-SB2, 2.086%, 07/25/2035 (a)	1,998,300	2,020,682
2015-SB7, 2.370%, 09/25/2035 (a)	995,729	1,005,188
2015-SB9, 2.535%, 11/25/2035 (a)	999,565	1,012,859
2016-SB13, 2.060%, 01/25/2036 (a)	1,000,000	1,002,129
2015-SB3, 2.012%, 08/25/2042 (a)	1,704,534	1,694,137
Ginnie Mae I Pool
781367X, 6.000%, 11/15/2016	2,029	2,046
781464X, 7.000%, 07/15/2017	2,832	2,890
603378X, 5.000%, 01/15/2018	18,039	18,549
781567X, 5.000%, 02/15/2018	20,368	21,281
781731X, 4.500%, 11/15/2018	97,979	101,388
782098X, 6.000%, 01/15/2020	121,110	125,943
781919X, 5.000%, 05/15/2020	270,144	285,749
782039X, 5.500%, 11/15/2020	107,249	114,473
782232X, 5.000%, 07/15/2021	174,203	184,220
782618X, 4.500%, 04/15/2024	185,783	198,742
741854X, 4.000%, 05/15/2025	308,121	325,125
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	573,009	563,247
2009-104, 4.250%, 07/20/2036	43,327	43,426
2010-112, 3.000%, 04/20/2038	69,859	70,896
2011-40, 2.500%, 06/20/2038	45,367	45,585
2009-15, 4.250%, 12/20/2038	259,812	267,813
2009-101, 4.000%, 08/20/2039	164,682	175,095
2013-55, 1.579%, 12/16/2042	681,364	674,479
2015-97, 2.400%, 04/16/2043	981,020	992,796
2013-107, 0.633%, 11/16/2047 (a)(b)	6,472,452	287,064
2013-15, 0.629%, 08/16/2051 (a)(b)	7,114,206	377,690
2013-07, 0.447%, 05/16/2053 (a)(b)	9,583,368	449,806
2013-01, 0.916%, 02/16/2054 (a)(b)	9,432,294	651,063
2013-105, 0.681%, 06/16/2054 (a)(b)	4,742,657	193,959
2013-17, 0.887%, 06/16/2054 (a)(b)	17,890,498	949,050
2013-40, 1.009%, 06/16/2054 (a)(b)	11,956,491	758,939
2013-101, 0.802%, 10/16/2054 (a)(b)	6,457,937	279,803
2013-156, 0.854%, 06/16/2055 (a)(b)	7,123,212	386,124
2014-01, 0.674%, 09/16/2055 (a)(b)	8,087,623	387,545
2014-54, 0.818%, 09/16/2055 (a)(b)	11,660,862	655,926
2014-120, 0.762%, 04/16/2056 (a)(b)	3,404,251	197,984
2014-73, 0.829%, 04/16/2056 (a)(b)	12,935,294	735,846
2014-138, 0.869%, 04/16/2056 (a)(b)	2,831,755	193,146
2015-130, 0.991%, 07/16/2057 (a)(b)	3,946,209	290,604
TOTAL MORTGAGE BACKED SECURITIES (Cost $76,684,682)		76,874,909

U.S. Government Note/Bond - 15.73%
United States Treasury Inflation Indexed Bond
0.125%, 04/15/2016	1,028,698	1,029,320
United States Treasury Note/Bond
0.625%, 08/15/2016	3,325,000	3,326,948
0.625%, 12/31/2016	2,580,000	2,579,445
0.500%, 03/31/2017	1,500,000	1,496,778

0.875%, 07/15/2017	850,000	851,428
1.750%, 09/30/2019	6,000,000	6,146,719
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $15,379,207)		15,430,638

U.S. Treasury Bill - 3.05%
United States Treasury Bill
0.000%, 09/15/2016	3,000,000	2,992,572
TOTAL U.S. TREASURY BILL (Cost $2,994,555)		2,992,572

	Shares
Short-Term Investments - 18.22%
First American U.S. Treasury Money Market Fund Class Z, 0.110% (a)	17,881,866	17,881,866
TOTAL SHORT-TERM INVESTMENTS (Cost $17,881,866)		17,881,866

Total Investments (Cost $112,940,310) - 115.34%		113,179,985
Other Assets in Excess of Liabilities- (15.34)%		(15,054,809)
TOTAL NET ASSETS - 100.00%		$98,125,176

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS* - 81.18%
Automobiles - 1.76%
Harley-Davidson, Inc.	56,600	$2,443,422
Biotechnology - 2.82%
Gilead Sciences, Inc.	45,000	3,926,250
Capital Markets - 3.56%
Apollo Global Management, LLC	319,000	4,960,450
Commercial Banks - 2.80%
Citizens Financial Group, Inc.	203,000	3,903,690
Commercial Services & Supplies - 3.48%
KAR Auction Services, Inc.	137,000	4,851,170
Consumer Finance - 5.42%
Capital One Financial Corp.	60,500	3,976,665
Discover Financial Services	77,000	3,574,340
		7,551,005
Food & Staples Retailing - 6.17%
CVS Health Corp.	46,700	4,537,839
Walgreens Boots Alliance, Inc.	51,400	4,057,516
		8,595,355
Food Products - 2.04%
Mondelez International, Inc.	69,900	2,833,047
Health Care Equipment & Supplies - 2.60%
Medtronic PLC (a)	46,700	3,614,113
Health Care Providers & Services - 2.47%
McKesson Corp.	22,100	3,439,202
Hotels, Restaurants & Leisure - 7.08%
Aramark	157,900	4,961,218
Six Flags Entertainment Corp.	96,100	4,887,646
		9,848,864
Independent Power and Renewable Electricity Producers - 2.90%
NRG Energy, Inc.	374,000	4,031,720
Insurance - 6.84%
Chubb Ltd. (a)	34,000	3,928,020
Hartford Financial Services Group, Inc.	75,000	3,159,000
MetLife, Inc.	61,600	2,436,896
		9,523,916
Media - 6.46%
AMC Entertainment Holdings, Inc.	171,000	4,109,130
Time Warner, Inc.	73,700	4,878,940
		8,988,070
Multiline Retail - 2.24%
Dollar General Corp.	42,000	3,118,500
Oil, Gas & Consumable Fuels - 4.42%
California Resources Corp.	4,035	2,268
EQT Midstream Partners LP	44,500	3,187,535
Occidental Petroleum Corp.	43,100	2,966,142
		6,155,945

Pharmaceuticals - 11.21%
Pfizer, Inc.	119,000	3,530,730
Sanofi - ADR	93,500	3,697,925
Shire PLC - ADR	24,300	3,793,473
Teva Pharmaceutical Industries Ltd. - ADR	82,300	4,575,880
		15,598,008
Semiconductors & Semiconductor Equipment - 2.83%
Teradyne, Inc.	206,575	3,941,451
Specialty Retail - 1.88%
Williams-Sonoma, Inc.	50,100	2,610,711
Textiles, Apparel & Luxury Goods - 2.20%
Ralph Lauren Corp.	33,700	3,058,612
TOTAL COMMON STOCKS (Cost $124,633,676)		112,993,501

REAL ESTATE INVESTMENT TRUSTS* - 12.64%
Crown Castle International Corp.	45,000	3,892,500
Gaming & Leisure Properties, Inc.	178,012	4,662,134
Lamar Advertising Co.	73,056	4,173,689
NorthStar Realty Financial Corp.	145,150	1,812,924
Outfront Media, Inc.	149,042	3,047,909
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,985,670)		17,589,156

	Contracts
PURCHASED OPTIONS - 0.31%
Put Options - 0.31%
SPDR S&P 500 ETF Trust
Expiration: March 2016, Exercise Price: $171.00 (b)	3,500	56,000
Expiration: March 2016, Exercise Price: $181.00 (b)	500	35,000
Expiration: April 2016, Exercise Price: $170.00 (b)	1,250	102,500
Expiration: April 2016, Exercise Price: $185.00 (b)	650	181,350
Expiration: May 2016, Exercise Price: $175.00 (b)	250	60,250
TOTAL PURCHASED OPTIONS (Cost $1,169,026)		435,100

	Shares
SHORT-TERM INVESTMENTS - 8.88%
First American U.S. Treasury Money Market Fund Class Z, 0.110% (c)	12,360,270	12,360,270
TOTAL SHORT-TERM INVESTMENTS (Cost $12,360,270)		12,360,270

Total Investments (Cost $161,148,642) - 103.01%		143,378,027
Liabilities in Excess of Other Assets - (3.01)%		(4,193,871)
TOTAL NET ASSETS - 100.00%		$139,184,156

Percentages are stated as a percent of net assets.
*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate at February 29, 2016.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
February 29, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
AMC Entertainment Holdings, Inc.
Expiration: March 2016, Exercise Price: $22.00	330	$(71,940)
Expiration: March 2016, Exercise Price: $25.00	1,380	(82,800)
Apollo Global Management, LLC
Expiration: March 2016, Exercise Price: $15.00	920	(75,440)
Expiration: March 2016, Exercise Price: $16.00	2,270	(68,100)
Aramark
Expiration: April 2016, Exercise Price: $30.00	993	(201,082)
Expiration: April 2016, Exercise Price: $35.00	586	(5,860)
Capital One Financial Corp.
Expiration: March 2016, Exercise Price: $65.00	357	(95,676)
Expiration: March 2016, Exercise Price: $70.00	248	(9,424)
Chubb Ltd. (a)
Expiration: March 2016, Exercise Price: $110.00	340	(248,200)
Citizens Financial Group, Inc.
Expiration: April 2016, Exercise Price: $22.50	705	(8,812)
Expiration: April 2016, Exercise Price: $25.00	620	(7,750)
Expiration: July 2016, Exercise Price: $22.50	705	(24,675)
Crown Castle International Corp.
Expiration: July 2016, Exercise Price: $85.00	450	(198,450)
CVS Health Corp.
Expiration: May 2016, Exercise Price: $95.00	216	(124,200)
Expiration: May 2016, Exercise Price: $100.00	251	(63,252)
Discover Financial Services
Expiration: April 2016, Exercise Price: $52.50	770	(15,400)
Dollar General Corp.
Expiration: May 2016, Exercise Price: $72.50	420	(210,000)
EQT Midstream Partners LP
Expiration: April 2016, Exercise Price: $65.00	445	(389,375)
Gaming & Leisure Properties, Inc.
Expiration: April 2016, Exercise Price: $30.00	300	(4,500)
Expiration: July 2016, Exercise Price: $29.00	1,480	(103,600)
Gilead Sciences, Inc.
Expiration: March 2016, Exercise Price: $95.00	450	(5,400)
Harley-Davidson, Inc.
Expiration: May 2016, Exercise Price: $40.00	566	(267,435)
Hartford Financial Services Group, Inc.
Expiration: March 2016, Exercise Price: $46.00	750	(9,375)
KAR Auction Services, Inc.
Expiration: July 2016, Exercise Price: $35.00	700	(148,750)
Expiration: July 2016, Exercise Price: $40.00	670	(31,825)
Lamar Advertising Co.
Expiration: April 2016, Exercise Price: $55.00	730	(206,225)
McKesson Corp.
Expiration: March 2016, Exercise Price: $165.00	221	(11,050)

Medtronic PLC (a)
Expiration: May 2016, Exercise Price: $77.50	467	(141,501)
MetLife, Inc.
Expiration: March 2016, Exercise Price: $45.00	616	(3,696)
Mondelez International, Inc.
Expiration: March 2016, Exercise Price: $44.00	699	(9,087)
NorthStar Realty Financial Corp.
Expiration: March 2016, Exercise Price: $9.00	1,451	(478,830)
NRG Energy, Inc.
Expiration: March 2016, Exercise Price: $11.00	710	(39,050)
Expiration: June 2016, Exercise Price: $11.00	3,030	(396,930)
Occidental Petroleum Corp.
Expiration: May 2016, Exercise Price: $62.50	431	(336,180)
Outfront Media, Inc.
Expiration: March 2016, Exercise Price: $21.00	1,490	(29,800)
Pfizer, Inc.
Expiration: June 2016, Exercise Price: $34.00	1,190	(15,470)
Ralph Lauren Corp.
Expiration: April 2016, Exercise Price: $95.00	337	(66,052)
Sanofi (a)
Expiration: June 2016, Exercise Price: $47.00	935	(14,025)
Shire PLC (a)
Expiration: April 2016, Exercise Price: $200.00	243	(32,198)
Six Flags Entertainment Corp.
Expiration: March 2016, Exercise Price: $50.00	961	(170,578)
Teradyne, Inc.
Expiration: April 2016, Exercise Price: $19.00	2,065	(165,200)
Teva Pharmaceutical Industries Ltd. (a)
Expiration: March 2016, Exercise Price: $57.50	739	(42,123)
Expiration: March 2016, Exercise Price: $60.00	84	(1,008)
Time Warner, Inc.
Expiration: April 2016, Exercise Price: $75.00	737	(37,956)
Walgreens Boots Alliance, Inc.
Expiration: June 2016, Exercise Price: $85.00	514	(122,332)
Williams-Sonoma, Inc.
Expiration: March 2016, Exercise Price: $52.50	501	(118,236)
TOTAL CALL OPTIONS		(4,908,848)

Total Written Options (Premiums received $6,178,121)		$(4,908,848)

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
February 29, 2016 (Unaudited)

The cost basis of investments for federal income tax purposes at February 29, 2016 for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass Short Term U.S. Government Agency Income Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$112,940,310	$161,148,642
Gross unrealized appreciation- Equities	$1,711,764	$3,701,851
Gross unrealized appreciation- Options	-	2,255,301
Gross unrealized depreciation- Equities	(1,472,089)	(20,738,541)
Gross unrealized depreciation- Options	-	(1,719,953)
Net unrealized appreciation (depreciation)	$239,675	$(16,501,342)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally classified as level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the options on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$112,993,501	$-	$-	$112,993,501
Real Estate Investment Trusts	17,589,156	-	-	17,589,156
Purchased Options	435,100	-	-	435,100
Total Equities	131,017,757	-	-	131,017,757
Short-Term Investments	12,360,270	-	-	12,360,270
Total Investments in Securities	$143,378,027	$-	$-	$143,378,027

Liabilities:
Written Options	$(2,504,522)	$(2,404,326)	$-	$(4,908,848)
Total Liabilities	$(2,504,522)	$(2,404,326)	$-	$(4,908,848)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$76,874,909	$-	$76,874,909
U.S. Government Note/Bond	-	15,430,638	-	15,430,638
U.S. Treasury Bill	-	2,992,572	-	2,992,572
Total Fixed Income	-	95,298,119	-	95,298,119
Short-Term Investments	17,881,866	-	-	17,881,866
Total Investments in Securities	$17,881,866	$95,298,119	$-	$113,179,985

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 29, 2016.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 29, 2016 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2016.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 2016 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$435,100	Options written, at value	$(4,908,848)
Total		$435,100		$(4,908,848)

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		919,461	8,841,920	9,761,381
Total		$919,461	$8,841,920	$9,761,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$843,221	$1,457,188	$2,300,409
Total		$843,221	$1,457,188	$2,300,409

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                    ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date  ____ _April 22, 2016  _                                                     _____

* Print the name and title of each signing officer under his or her signature.